Installment Loans	12 Months Ended
Mar. 31, 2016
Installment Loans

7. Installment Loans

The composition of installment loans by domicile and type of borrower at March 31, 2015 and 2016 is as follows:

	Millions of yen
	2015	2016
Borrowers in Japan:
Consumer—
Housing loans	¥1,048,216	¥1,122,088
Card loans	243,225	260,533
Other	22,866	23,466

	1,314,307	1,406,087

Corporate—
Real estate companies	227,568	230,001
Non-recourse loans	41,535	19,951
Commercial, industrial and other companies	401,718	365,371

	670,821	615,323

Overseas:
Non-recourse loans	83,233	61,260
Commercial, industrial companies and other	367,401	479,039

	450,634	540,299
Purchased loans*	42,292	30,524

	¥2,478,054	¥2,592,233

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).

Generally, installment loans are made under agreements that require the borrower to provide collateral or guarantors.

At March 31, 2016, the contractual maturities of installment loans (except purchased loans) for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2017	¥408,746
2018	287,360
2019	267,473
2020	200,873
2021	219,901
Thereafter	1,177,356

Total	¥2,561,709

Included in finance revenues in the consolidated statements of income is interest income on loans of ¥118,287 million, ¥110,390 million and ¥118,982 million fiscal 2014, 2015 and 2016, respectively.

Certain loans, for which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held for sale and are carried at the lower of cost or market value determined on an individual basis, except loans held for sale for which the fair value option under ASC 825 (“Financial Instruments”) was elected. A subsidiary elected the fair value option under ASC 825 (“Financial Instruments”) on its loans held for sale originated on or after October 1, 2011. The subsidiary enters into forward sale agreements to offset the change in the fair value of loans held for sale, and the election of the fair value option allows the subsidiary to recognize both the change in the fair value of the loans and the change in the fair value of the forward sale agreements due to changes in interest rates in the same accounting period.

Loans held for sale are included in installment loans, and the outstanding balances of these loans as of March 31, 2015 and 2016 were ¥15,613 million and ¥21,867 million, respectively. There were ¥15,361 million and ¥20,673 million of loans held for sale as of March 31, 2015 and 2016, respectively, measured at fair value by electing the fair value option.

For loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely, ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”) requires that the investor recognize the excess of the loan’s cash flows expected at acquisition over the investor’s initial investment as interest income on the level-yield basis over the remaining life of the purchased loan (“accretable yield”). ASC 310-30, however, does not prohibit placing loans on non-accrual status subsequent to acquisition, including use of the cost recovery or cash basis methods of income recognition when it is not appropriate to recognize the accretable yield, such as when the investor does not have sufficient information to reasonably estimate cash flows expected to be collected to compute the accretable yield.

Purchased loans acquired by the Company and its subsidiaries are generally characterized by extended period of non-performance by the borrower, and it is difficult to reliably estimate the amount, timing, or nature of collections. Because such loans are commonly collateralized by real estate, the Company and its subsidiaries may pursue various approaches to maximizing the return from the collateral, including arrangement of borrower’s negotiated transaction of such collateral before foreclosure, the renovation, refurbishment or the sale of such loans to third parties. Accordingly, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans. The total carrying amounts of these purchased loans were ¥42,292 million and ¥30,524 million as of March 31, 2015 and 2016, respectively, and the fair value at the acquisition date of purchased loans acquired during fiscal 2015 and 2016 were ¥10,131 million and ¥7,799 million, respectively.

When it is probable that the Company and its subsidiaries will be unable to collect all book value, the Company and its subsidiaries consider purchased loans impaired, and a valuation allowance for the excess amount of the book value over the estimated recoverable amount of the loans is provided. For most cases, the recoverable amount is estimated based on the collateral value. Purchased loans for which valuation allowances were provided amounted to ¥15,216 million and ¥11,013 million as of March 31, 2015 and 2016, respectively.

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	2014	2015	2016
Beginning balance	¥15,316	¥14,148	¥10,717
Provision (Reversal)	2,532	(690)	(1,308)
Charge-offs	(3,921)	(3,390)	(1,236)
Recoveries	111	432	232
Other*	110	217	(172)

Ending balance	¥14,148	¥10,717	¥8,233

*	Other includes foreign currency translation adjustments.